Net Loss Per Share (Details) - Schedule of anti-dilutive common share equivalents excluded from the computation of diluted net loss per share - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of anti-dilutive common share equivalents excluded from the computation of diluted net loss per share [Abstract]
Preferred shares			9,355,778	8,443,778
Common share purchase warrants	19,512,039	2,901,182	2,786,534	205,562
Restricted stock not yet vested or released				20,798
Options outstanding	71,728	101,175	101,175	2,600